Revenues (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues (Details) [Line Items]
Collaborative Arrangement, Revenue Not from Contract with Customer, Statement of Income or Comprehensive Income [Extensible Enumeration]	Total revenues
Contract liabilities	¥ 13,773,974		$ 1,940,024	¥ 6,293,066	¥ 2,069,565	¥ 2,425,916
Forecast [Member]
Revenues (Details) [Line Items]
Contract liabilities		¥ 13,773,974